Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 7,190	$ 6,897
of which: financial advisor compensation plans	1,776	1,601
of which: other compensation plans	3,919	3,818
of which: net defined benefit liability	615	691
of which: other compensation-related liabilities	879	786
Current tax liabilities	924	1,536
Deferred tax liabilities	351	283
VAT, withholding tax and other tax payables	938	1,067
Deferred income	718	614
Liabilities of disposal group held for sale		1,212
Other	139	304
Total other non-financial liabilities	$ 10,260	$ 11,911